Acquisitions and Discontinued Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Acquisitions and Discontinued Operations

3. Discontinued Operations:

On January 31, 2014, the Company completed the sale of two small businesses within the FS segment in exchange for €27 million paid at closing, €9 million to be paid no later than March 2016 (“deferred purchase price”) and €2 million to be paid upon the successful assignment of certain customer contracts. The deferred purchase price is unconditional and is secured by a bank guarantee.

On March 31, 2014, SunGard completed the split-off of its AS business on a tax-free basis to its existing stockholders, including its private equity owners. These businesses have been included in our financial results as discontinued operations for all periods presented.

Please refer to Note 1 for additional information concerning discontinued operations.

The results for discontinued operations for the three months ended March 31, 2013 and 2014 were as follows (in millions):

	Three Months Ended March 31,
	2013	2014
Revenue	$356	$338

Operating income (loss)	13	(26)
Interest expense	(18)	(18)
Gain (loss) on sale of business	1	23

Income (loss) before income taxes	(4)	(21)
Benefit from (provision for) income taxes	(8)	4

Income (loss) from discontinued operations	$(12)	$(17)

Assets of discontinued operations and liabilities of discontinued operations consisted of the following at December 31, 2013 (in millions):

December 31, 2013
Cash and cash equivalents	$31
Trade receivable, net	227
Prepaid expenses and other current assets	70
Property and equipment, net	669
Software products, net	40
Customer base, net	734
Other	10
Goodwill	735

Assets of discontinued operations	$2,516

Accounts Payable	$47
Accrued compensation and benefits	45
Other accrued expenses	78
Deferred revenue	260
Current Portion of Long-term Debt	2
Long-term Debt	5
Deferred Income Taxes	282
Other Long-term liabilities	80

Liabilities of discontinued operations	$799

3. Acquisitions and Discontinued Operations:

Acquisitions

SunGard is focused on generating organic growth from innovative products and services marketed on a global basis. The Company will selectively acquire businesses which help it achieve its goal by enhancing its products and services or extending its geographic reach.

During 2013, the Company completed one acquisition in its FS segment. Cash paid, net of cash acquired, was $1 million (see Note 16). In addition, the Company paid approximately $1 million related to deferred purchase price from a prior year acquisition.

During 2012, the Company completed two acquisitions in its FS segment. Cash paid, net of cash acquired, was $39 million. In addition, the Company paid approximately $1 million related to deferred purchase price from prior year acquisitions. During 2011, the Company paid $35 million for five acquisitions in its FS segment.

The acquisitions discussed above for 2013, 2012 and 2011 were not material to the Company’s operations, financial position or cash flows.

At December 31, 2013, contingent purchase price obligations that depend upon the operating performance of certain acquired businesses were $6 million, of which $2 million is included in other long-term liabilities.

Discontinued Operations

The results for the discontinued operations for the years ended December 31, 2011, 2012 and 2013 were as follows (in millions):

	Year ended December 31,
	2011	2012	2013
Revenue	$2,070	$1,509	$1,421

Operating income (loss) before goodwill impairment	227	106	71
Goodwill impairment charge	(39)	(385)	—

Operating income (loss)	188	(279)	71
Interest expense, net	(62)	(68)	(73)
Other income (expense)	(1)	(1)	1
Gain (loss) on sale of business	—	571	—

Income (loss) before income taxes	125	223	(1)
Benefit from (provision for) income taxes	(198)	(246)	18

Income (loss) from discontinued operations	$(73)	$(23)	$17

In January 2014, the Company completed the sale of two small businesses within the FS segment in exchange for €27 million paid at closing, €9 million to be paid within three years (“deferred purchase price”) and €2 million to be paid upon the successful assignment of certain customer contracts. The deferred purchase price is unconditional and is secured by a bank guarantee. These businesses are included in discontinued operations for all periods presented.

In 2012, the Company sold its Higher Education business (“HE”) and one FS subsidiary and recorded a $571 million gain on the sales. As a result of the HE sale, in 2012, the Company paid approximately $400 million in income tax payments, which is presented within income taxes paid, net of refunds on the Consolidated Statements of Cash Flows.

In 2011, the Company recorded $135 million of deferred tax expense related to the book-over-tax basis difference in HE. Also in 2011, the Company increased goodwill by $50 million and recorded a $39 million goodwill impairment charge (see Goodwill discussion in Note 1).

Assets of discontinued operations and liabilities of discontinued operations consisted of the following at December 31, 2012 and 2013 (in millions):

	December 31, 2012	December 31, 2013
Cash and cash equivalents	$11	$31
Trade receivables, net	238	227
Prepaid expenses and other current assets	73	70
Property and equipment, net	709	669
Software products, net	50	40
Customer base, net	884	734
Other	9	10
Goodwill	727	735

Assets of discontinued operations	$2,701	$2,516

Accounts payable	$24	$47
Accrued compensation and benefits	51	45
Other accrued expenses	87	78
Deferred revenue	280	260
Current portion of long-term debt	1	2
Long-term debt	3	5
Deferred income taxes	354	282
Other long-term liabilities	78	80

Liabilities of discontinued operations	$878	$799

In the 2013 Annual Report on Form 10-K, approximately $17 million of lease-leveling accruals and restoration liabilities related to AS were included as other accrued expenses for December 31, 2012. The liabilities related to discontinued operations as of December 31, 2012 has been revised to correctly present $17 million of these obligations as non-current. There was no impact from the revision on the consolidated balance sheet.